Borrowings And Debentures (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Details Of Borrowings
(1)	Details of borrowings are as follows (Unit: Korean Won in millions):

	December 31, 2023
	Lenders	Interest rate (%)	Amount
Borrowings in local currency:
Borrowings from The BOK	The BOK	2.0	1,565,444
Borrowings from government funds	Small Enterprise and Market Service and others	0.0 ~ 3.4	1,996,579
Others	The Korea Development Bank and others	0.0 ~ 6.7	11,206,471

Sub-total			14,768,494
Borrowings in foreign currencies:
Borrowings in foreign currencies	The Export-Import Bank of Korea and others	0.0 ~ 10.0	14,006,644
Bills sold	Others	0.0 ~ 2.7	6,325
Call money	Bank and others	4.1 ~ 6.6	1,115,923
Bonds sold under repurchase agreements	Other financial institutions	1.0 ~ 11.7	1,119,991
Present value discount			(30,631)

Total			30,986,746

	December 31, 2024
	Lenders	Interest rate (%)	Amount
Borrowings in local currency:
Borrowings from The BOK	The BOK	1.5	1,981,928
Borrowings from government funds	Small Enterprise and Market Service and others	0.0 ~ 3.5	2,165,257
Others	The Korea Development Bank and others	0.0 ~ 5.6	7,955,941

Sub-total			12,103,126
Borrowings in foreign currencies:
Borrowings in foreign currencies	The Export-Import Bank of Korea and others	0.0 ~ 12.0	15,081,035
Bills sold	Others	0.0 ~ 2.7	3,690
Call money	Bank and others	1.7 ~ 4.9	1,402,780
Bonds sold under repurchase agreements	Other financial institutions	1.0 ~ 12.2	1,530,767
Present value discount			(4,367)

Total			30,117,031

Details Of Debentures
(2)	Details of debentures are as follows (Unit: Korean Won in millions):

	December 31, 2023		December 31, 2024
	Interest rate (%)	Amount	Interest rate (%)	Amount
Face value of bond (*) :
Ordinary bonds	0.8 ~ 7.5	34,393,418	0.8 ~ 7.5	41,665,997
Subordinated bonds	1.9 ~ 5.1	5,241,848	1.9 ~ 5.1	4,421,380
Other bonds	1.6 ~ 17.0	1,667,895	1.6 ~ 17.0	2,250,672

Sub-total		41,303,161		48,338,049

Discounts on bonds		(63,916)		(130,946)

Total		41,239,245		48,207,103

(*)
Included debentures under fair value hedge amounting to and 3,943,224 million Won and 3,952,047 million Won as of December 31, 2023 and 2024 respectively. Also, debentures under cash flow hedge amounting to 932,392 million Won and 1,860,100 million Won are included as of December 31, 2023 and 2024 respectively.